Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share offered by selling stockholder
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.0001
Maximum Aggregate Offering Price	$ 100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13.81
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), includes any additional shares of Class A Common Stock, par value $0.0001 per share (the “Common Stock”), of FOXO Technologies Inc. (the “Registrant”) that may from time to time be offered or issued to prevent dilution from any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.